Basis of Presentation and General Information - Fair Value Tangible Assets Acquired and Liabilities Assumed (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Vessels and vessel improvements	$ 1,157,000
Advances for BWTS and other assets	1,252
Vessels held for sale	29,254
Inventories	25,783
Cash	104,325
Derivative assets	289
Operating lease right-of use assets	3,454
Other current assets (Accounts receivable, Prepaid expenses, Other current assets)	56,130
Long term debt	(375,500)
Convertible Notes	(138,680)
Operating lease liabilities	(3,454)
Derivative liabilities	(48)
Accounts payable, Accrued liabilities, Unearned charter hire revenue and Other non-current liabilities	(54,041)
Net asset value acquired	805,764
Consideration transferred	665,551
Excess of net asset value acquired over consideration transferred	$ 140,213